Subsequent Events	3 Months Ended
Mar. 31, 2019
Subsequent Events
Subsequent Events

22. Subsequent Events

The Group evaluated subsequent events through June 6, 2019, which is the date when the interim unaudited condensed consolidated financial statements were issued.

Pursuant to a resolution passed in the Annual General Meeting on April 24, 2019, the Company’s authorized share capital was increased from US$75,000,000 to US$150,000,000 by the addition of 75,000,000 ordinary shares of US$1.00 each (equivalent to 750,000,000 ordinary shares of US$0.10 each after the share split) in the share capital of the Company.

On May 17, 2019, Luye Pharma Hong Kong Ltd. issued a notice to the Group purporting to terminate a distribution agreement that granted the Group exclusive commercial rights to Seroquel in the PRC for failure to meet a pre-specified target. The Group disagrees with this assertion, believes that they have no basis for termination and intends to enforce its rights under the current agreement. Accordingly, no adjustment has been made to Seroquel-related balances as at March 31, 2019 including accounts receivable,  inventories,  long-term prepayment and accounts payable of US$1.7 million, US$0.6 million, US$1.3 million and US$1.3 million respectively, and therefore, this did not result in a significant impact to the Group for the three months ended March 31, 2019.

Pursuant to a resolution passed in the extraordinary general meeting on May 29, 2019, each ordinary share of the Company was subdivided into 10 ordinary shares and the par value was changed from US$1.00 per ordinary share to US$0.10 per ordinary share. All Company ordinary share and per share amounts presented were adjusted retroactively as the share split was effective prior to the issuance of the interim unaudited condensed consolidated financial statements.

On May 31, 2019, the Group through its subsidiary, entered into a separate facility agreement with a bank for the provision of unsecured credit facilities in the aggregate amount of HK$400,000,000  (US$51,282,000). The credit facilities include (i) a HK$210,000,000  (US$26,923,000) term loan facility and (ii) a HK$190,000,000  (US$24,359,000) revolving loan facility, both with a term of 3 years and an annual interest rate of 0.85% over HIBOR, with an upfront fee of HK$819,000  (US$105,000) on the term loan. These credit facilities are guaranteed by the Company and include certain financial covenant requirements. No amounts have been drawn from these credit facilities.